Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	1,012,357
Proposed Maximum Offering Price per Unit	509.995
Maximum Aggregate Offering Price	$ 516,297,008.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 71,300.62
Offering Note	This Registration Statement on Form S-8 covers (i) 812,357 shares of common stock, par value $0.10 per share, of the Registrant (the "Common Stock") authorized to be issued under the CACI International Inc 2025 Incentive Compensation Plan (the "Plan") and 200,000 shares of Common Stock that may become available for issuance under the Plan as a result of awards under the Plan or the CACI International Inc 2016 Amended and Restated Incentive Compensation Plan that, in whole or in part, are terminated, expire or are otherwise cancelled and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and is based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange on October 13, 2025.